T. ROWE PRICE Tax-Free Short-Intermediate Fund
May 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.3%
ALABAMA  4.0%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  8,225 8,129
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,694
Black Belt Energy Gas Dist., Series B, VRDN, 5.00%, 10/1/55
(Tender 9/1/32)  7,785 8,109
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  6,285 6,653
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  14,450 15,039
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  10,000 9,778
53,402
ARIZONA  1.7%
Arizona IDA, Equitable School Revolving Fund, Series 2019A,
5.00%, 11/1/29  1,005 1,052
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/29  4,460 4,694
Arizona IDA, Sustainable Bonds, Series 2019A, 5.00%, 11/1/28  1,180 1,237
Arizona IDA, Sustainable Bonds, Series A, 5.00%, 11/1/28  9,130 9,512
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 1,335 1,315
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 4,085 4,161
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  1,275 1,369
23,340
CALIFORNIA  4.8%
California, GO, 5.00%, 8/1/27  1,050 1,074
California, GO, 5.00%, 8/1/29  5,000 5,420
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,610 6,840
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.67%, 12/1/50 (Tender 6/1/26)  1,175 1,171
California Infrastructure & Economic Dev. Bank, Sustainable
Bonds, Series A, 3.25%, 8/1/29  9,370 9,362
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (1) 4,000 4,209
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/30 (1) 5,000 5,304
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (1) 1,960 2,024
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/28  12,500 13,323
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.775%, 7/1/27  2,085 2,083

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
San Francisco City & County Airport Commission, San
Francisco International Airport, Series A, 5.00%, 5/1/29 (1) 3,500 3,680
San Francisco City & County Airport Commission, San
Francisco International Airport, Series C, 5.00%, 5/1/28 (1) 9,250 9,638
64,128
COLORADO  5.4%
Colorado, Series A, COP, 5.00%, 12/15/28  9,255 9,898
Colorado HFA, Adventhealth Obligated, Series 2023A-1,
VRDN, 5.00%, 11/15/58 (Tender 11/15/28)  1,550 1,635
Colorado HFA, Adventist Health System, Series 2018B, VRDN,
5.00%, 11/15/48 (Tender 11/20/25)  4,600 4,627
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 551
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  1,000 1,002
Colorado HFA, Commonspirit Health, Series B-2, VRDN,
5.00%, 8/1/49 (Tender 8/1/26)  8,870 8,941
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/30 (1) 1,000 1,029
Denver City & County Airport System Revenue, Series 2018A,
5.00%, 11/15/29 (1) 8,000 8,462
Denver City & County Airport System Revenue, Series 2022A,
5.00%, 11/15/30 (1) 5,000 5,326
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/27 (1) 5,000 5,182
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/29 (1) 7,335 7,624
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/31 (1) 5,085 5,258
Denver City & County Airport System Revenue, Series B,
4.00%, 11/15/31  2,970 2,970
Denver City & County Airport System Revenue, Series B,
5.00%, 11/15/29 (1) 2,000 2,116
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (2) 2,500 2,161
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/27 (3) 200 209
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/28 (3) 200 211
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/29 (3) 200 214
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/30 (3) 300 324
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/31 (3) 275 299
Regional Transportation Dist. Sales Tax Revenue, Series B,
5.00%, 11/1/33  2,000 2,069
Regional Transportation Dist. Sales Tax Revenue, Fastracks
Project, Series A, 5.00%, 11/1/27  2,500 2,629
72,737

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
CONNECTICUT  3.3%
Connecticut, Series A, GO, 5.00%, 4/15/29  3,000 3,108
Connecticut, Series A, GO, 5.00%, 3/15/31  2,275 2,511
Connecticut, Series A, GO, 5.00%, 4/15/32  1,515 1,615
Connecticut, Series B, GO, 5.00%, 12/1/29  2,040 2,216
Connecticut, Series B, GO, 5.00%, 12/1/30  3,070 3,378
Connecticut, Series D, GO, 5.00%, 9/15/27  1,000 1,048
Connecticut, Series D, GO, 5.00%, 9/15/28  1,000 1,067
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 5,169
Connecticut Special Tax Revenue, Special Tax Obligation
Bonds, Series A, 5.00%, 5/1/26  5,000 5,098
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48
(Tender 2/10/26)  2,500 2,480
Connecticut State HEFA, Series A-3, VRDN, 2.95%, 7/1/49
(Tender 7/1/27)  3,220 3,211
Connecticut State HEFA, Series B, VRDN, 5.00%, 7/1/49
(Tender 7/1/29)  7,115 7,511
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  2,435 2,416
Univ. of Connecticut, Series A, 5.00%, 8/15/29  1,200 1,294
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/29  1,740 1,877
43,999
DISTRICT OF COLUMBIA  2.9%
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/28  1,560 1,602
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/30  1,995 2,043
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/31  2,000 2,044
Dist. of Columbia, Housing Fin. Agency, Belmont Crossing
Phase II, Series B, VRDN, 5.00%, 3/1/29 (Tender 2/1/28)  2,325 2,429
Dist. of Columbia, Housing Fin. Agency, Rhode Island
Apartment Project, Series A, 5.00%, 3/1/28  1,650 1,719
Dist. of Columbia, Water & Sewer Auth., Series A, 5.00%,
10/1/29  1,050 1,138
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2018A, 5.00%, 10/1/29 (1) 4,065 4,228
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2021A, 5.00%, 10/1/26 (1) 4,705 4,798
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2021A, 5.00%, 10/1/28 (1) 3,000 3,142
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27 (1) 8,750 9,057
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/29 (1) 5,000 5,283

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/31  2,190 2,259
39,742
FLORIDA  4.3%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,234
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  6,300 6,385
Broward County Airport System, Series A, 5.00%, 10/1/28 (1) 2,330 2,436
Broward County Airport System, Series B, 5.00%, 10/1/28 (1) 1,980 2,070
Broward County Airport System, Series Q-1, 5.00%, 10/1/25  4,315 4,319
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/25  500 502
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27 (3) 2,750 2,858
Florida Lottery Revenue, Series 2016A, 5.00%, 7/1/27  3,696 3,780
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/27  10,000 10,430
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/30  6,180 6,403
Greater Orlando Aviation Auth., 5.00%, 10/1/30 (1) 3,900 4,148
Marion County School Board, COP, 5.00%, 6/1/27 (3) 1,000 1,038
Marion County School Board, COP, 5.00%, 6/1/28 (3) 2,750 2,901
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,002
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,002
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 211
Orange County HFA, Unrefunded Balance, Series C, VRDN,
5.00%, 11/15/52 (Tender 11/15/26)  3,195 3,262
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25  620 622
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 611
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  1,255 1,260
58,474
GEORGIA  5.1%
Atlanta Beltline Project, Series D, 5.00%, 1/1/30  1,055 1,083
Atlanta Urban Residential Fin. Auth., VRDN, 3.40%, 2/1/29
(Tender 2/1/28)  1,275 1,279
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,955 5,974
Atlanta Water & Wastewater, 5.00%, 11/1/32  2,020 2,026
Burke County Dev. Auth., Fifth Series Georgia Power Plant,
VRDN, PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,900 1,913
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 985

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,850 1,838
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.80%, 10/1/32 (Tender 5/21/26)  800 803
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.875%, 10/1/32 (Tender 3/6/26)  2,225 2,232
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/35  2,390 2,433
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/28  1,125 1,183
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/29  1,110 1,182
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 5.00%, 8/1/25  4,760 4,764
Main Street Natural Gas, Series A, 5.00%, 5/15/27  2,500 2,560
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,890 4,025
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  7,990 7,986
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,000 1,037
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53
(Tender 6/1/31)  1,690 1,769
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  15,750 15,766
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/32  830 874
Municipal Electric Auth. of Georgia, Project 1, Series 2016A,
5.00%, 1/1/28  2,000 2,043
Municipal Electric Auth. of Georgia, Project 1, Series 2021A,
5.00%, 1/1/32  2,175 2,378
Municipal Electric Auth. of Georgia, Project 1, Series 2024A,
5.00%, 1/1/28  1,885 1,973
Municipal Electric Auth. of Georgia, Project 1, Series 2024A,
5.00%, 1/1/29  875 927
69,033
HAWAII  0.4%
Hawaii, Series FG, GO, 5.00%, 10/1/30  2,560 2,619
Hawaii, Series FT, GO, 5.00%, 1/1/31  3,105 3,250
5,869
ILLINOIS  6.4%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/29 (1) 5,000 5,221
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (1) 9,000 9,476
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (1) 3,000 3,175
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/27 (1) 7,500 7,687
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/29  1,565 1,577
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/30 (1) 2,000 2,034

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/31  4,910 5,351
Illinois, GO, 5.00%, 1/1/28  2,010 2,027
Illinois, GO, 5.00%, 2/1/29  4,520 4,623
Illinois, GO, 5.00%, 2/1/30  2,750 2,916
Illinois, Series A, GO, 5.00%, 11/1/25  4,130 4,160
Illinois, Series A, GO, 5.00%, 3/1/28  2,145 2,232
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,261
Illinois, Series B, GO, 5.00%, 9/1/25  5,620 5,642
Illinois, Series B, GO, 5.00%, 3/1/27  2,000 2,057
Illinois, Series B, GO, 5.00%, 5/1/28  2,200 2,293
Illinois, Series B, GO, 5.00%, 5/1/29  2,000 2,106
Illinois, Series C, GO, 5.00%, 11/1/29  4,505 4,647
Illinois, Series D, GO, 5.00%, 11/1/28  3,535 3,653
Illinois Fin. Auth., Uchicago Medicine, Series B-1, VRDN,
5.00%, 8/15/52 (Tender 8/15/25)  3,000 3,002
Illinois Fin. Auth., Uchicago Medicine, Series B-2, VRDN,
5.00%, 8/15/52 (Tender 8/15/27)  4,695 4,848
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 826
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/26 (4) 1,320 1,347
86,161
KENTUCKY  1.3%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 554
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  1,400 1,400
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  4,065 4,099
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,293
17,346
LOUISIANA  0.7%
Louisiana Gasoline & Fuels Tax, Series A-1, VRDN, 3.00%,
5/1/43  1,600 1,600
Louisiana Offshore Terminal Auth., Loop Project, Series 2007A,
4.15%, 9/1/27  1,000 1,006
Louisiana Offshore Terminal Auth., Loop Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  1,600 1,599
Parish of St. John the Baptist, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  2,170 2,132
Parish of St. John the Baptist, Marathon Oil, Series C, VRDN,
3.30%, 6/1/37 (Tender 7/3/28)  3,000 2,940
9,277

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
MAINE  0.1%
Maine Turnpike Auth., 5.00%, 7/1/30  1,000 1,093
1,093
MARYLAND  4.0%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,042
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  2,555 2,570
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/27  5,110 5,353
Maryland, GO, 5.00%, 8/1/31  9,725 10,271
Maryland Dept. of Housing & Community Dev., Series A,
3.15%, 5/1/27  1,405 1,406
Maryland DOT, 4.00%, 11/1/29  1,235 1,233
Maryland DOT, Series A, 5.00%, 8/1/30 (1)(3) 725 770
Maryland DOT, Series A, 5.00%, 8/1/31 (1)(3) 715 765
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  6,990 7,079
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26  1,280 1,291
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27  2,500 2,572
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25  665 666
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,270
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  7,815 7,982
Montgomery County, Series A, GO, 5.00%, 8/1/27  2,000 2,094
Montgomery County, Series A, GO, 5.00%, 8/1/29  1,415 1,536
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,755 1,840
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/27  1,860 1,940
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/29  1,720 1,862
54,542
MASSACHUSETTS  1.4%
Massachusetts Dev. Fin. Agency, Boston Univ., Series U-6C,
VRDN, 2.60%, 10/1/42  100 100
Massachusetts Dev. Fin. Agency, Harvard Univ., Series A-1,
VRDN, 5.00%, 5/15/55 (Tender 5/13/32)  6,000 6,575
Massachusetts Housing Fin. Agency, Series A-3, 3.75%, 6/1/29  5,635 5,705
Massachusetts Housing Finance Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,339
18,719

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
MICHIGAN  1.4%
Great Lakes Water Auth., Sewage Disposal System, Series B,
5.00%, 7/1/29  5,000 5,380
Great Lakes Water Auth., Water Supply System, Series D,
5.00%, 7/1/31  1,000 1,015
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  5,800 5,914
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  4,060 4,146
Wayne County Airport Auth., Series F, 5.00%, 12/1/31 (1) 1,330 1,333
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  425 426
18,214
MINNESOTA  0.9%
Minneapolis-St. Paul Metropolitan Airports Commission,
Series B, 5.00%, 1/1/30 (1) 3,500 3,701
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 7,898
11,599
MISSOURI  1.0%
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%,
5/1/52 (Tender 5/1/28)  13,150 13,783
13,783
NEBRASKA  0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,945 2,006
2,006
NEVADA  0.7%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 3,000 3,094
Clark County School Dist., Series A, GO, 3.00%, 6/15/25 (3) 650 650
Clark County School Dist., Series B, GO, 5.00%, 6/15/28 (3) 5,000 5,313
9,057
NEW JERSEY  4.9%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  1,150 1,209
New Jersey Economic Dev. Auth., Series SSS, 5.00%, 6/15/26  2,000 2,040
New Jersey Economic Dev. Auth., Transit Transportation
Project, Series A, 5.00%, 11/1/29  5,065 5,438
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/26  825 842
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  3,000 3,135
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/28  2,115 2,152

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,658
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/26  1,410 1,452
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  210 210
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  7,630 8,142
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/31  5,050 5,531
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/31 (5) 5,000 5,474
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/32  1,070 1,116
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  3,775 3,880
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/32  2,600 2,712
New Jersey, COVID-19 Emergency Bonds, Series A, GO,
5.00%, 6/1/27  14,280 14,880
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  4,055 4,097
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  1,555 1,602
65,570
NEW YORK  6.8%
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/30 (3)(5) 2,100 2,292
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/31 (3)(5) 2,775 3,059
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51
(Tender 9/1/26)  1,250 1,217
Long Island Power Auth., Series B, VRDN, 3.00%, 9/1/49
(Tender 9/1/29)  6,900 6,631
New York City, Series A, GO, 5.00%, 8/1/30  2,830 3,094
New York City, Series B-1, GO, 5.00%, 8/1/29  1,710 1,848
New York City, Series B-1, GO, 5.00%, 10/1/31  1,000 1,068
New York City, Series D, GO, 5.00%, 4/1/31  2,045 2,253
New York City, Series E, GO, 5.00%, 8/1/29  5,000 5,404
New York City, Series F-1, GO, 5.00%, 8/1/28  1,000 1,064
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.25%, 11/1/64 (Tender 7/2/29)  1,900 1,881
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  2,240 2,247
New York City Housing Dev., Sustainable Development Bonds,
Series F-2, VRDN, 3.40%, 11/1/64 (Tender 1/2/29)  3,080 3,060
New York City Transitional Fin. Auth., Future Tax Secured,
Series D, 5.00%, 11/1/27  4,130 4,339
New York City Transitional Fin. Auth., Future Tax Secured,
Series G-1, 5.00%, 5/1/28  4,500 4,770
New York City Transitional Fin. Auth., Future Tax Secured,
Series J-1, 5.00%, 11/1/30  2,000 2,192
New York State Housing Fin. Agency, Street Housing Revenue
Bonds, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  1,100 1,074

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York State Housing Fin. Agency, Sustainability Bonds,
VRDN, 3.80%, 11/1/62 (Tender 5/1/29)  5,400 5,403
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 3.50%, 11/1/64 (Tender 5/1/30)  6,000 6,001
New York State Housing Fin. Agency, Sustainability Bonds,
Series B-2, VRDN, 3.35%, 12/15/54 (Tender 12/15/29)  2,000 1,982
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 865 865
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (1) 7,000 7,085
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (1) 7,450 7,715
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (1) 2,350 2,421
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (1) 5,000 4,818
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/28 (1) 7,675 8,038
91,821
NORTH CAROLINA  3.9%
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/28  650 691
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/29  800 865
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/30  850 932
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  7,000 7,636
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  11,720 12,382
North Carolina Medical Care Commission, Caromont Health,
Series B, VRDN, 5.00%, 2/1/51 (Tender 2/1/26)  11,110 11,221
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/26  490 492
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  485 491
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  125 125
North Carolina Turnpike Auth., Monore Expressway System,
5.00%, 1/1/27  1,100 1,138
North Carolina Turnpike Auth., Monore Expressway System,
5.00%, 1/1/28  1,600 1,689
North Carolina, Public Improvement, Series A, GO, 5.00%,
6/1/31  1,500 1,583

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Raleigh City, Combined Enterprise System Revenue,
Series 2023, 5.00%, 9/1/26  950 976
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/27 (1) 1,400 1,443
Wake County, Series 2021, GO, 5.00%, 4/1/29  5,000 5,401
Wake County, Series B, GO, 5.00%, 5/1/29  5,000 5,409
52,474
OHIO  0.8%
Allen County Hosp. Fac. Revenue, Series A, 5.00%, 8/1/30  4,260 4,437
Columbus, Series A, GO, 5.00%, 4/1/31  3,570 3,966
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 151
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN,
2.75%, 1/1/52 (Tender 5/1/28)  2,025 1,986
10,540
OKLAHOMA  0.1%
Univ. of Oklahoma, Series A, 5.00%, 7/1/27 (6) 700 732
Univ. of Oklahoma, Series A, 5.00%, 7/1/28 (6) 1,025 1,090
1,822
OREGON  1.3%
Oregon, Article XI-G Project, Series G, GO, 5.00%, 8/1/31  400 446
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/30  1,830 2,007
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/31  1,650 1,801
Port of Portland, Airport Revenue, Series 24B, 5.00%,
7/1/28 (1) 2,240 2,281
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/28 (1) 3,330 3,475
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/29 (1) 6,515 6,868
16,878
PENNSYLVANIA  1.3%
Allegheny County Airport Auth., Series A, 5.00%, 1/1/29 (1)(3) 1,400 1,467
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 554
Bucks County IDA, 5.00%, 7/1/25  350 350
Bucks County IDA, 5.00%, 7/1/26  450 450
Bucks County IDA, 5.00%, 7/1/27  475 485
Butler County Hosp. Auth., 5.00%, 7/1/25  705 705
Pennsylvania Commonwealth, BID Group, GO, 5.00%, 8/15/30  5,180 5,680
Pennsylvania Commonwealth, BID Group, GO, 5.00%, 8/15/31  5,000 5,551
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (3) 2,500 2,526
17,768

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
PUERTO RICO  6.4%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (7) 6,800 6,982
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (7) 5,000 5,122
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (7) 1,250 1,278
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  19,435 19,945
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  11,740 12,301
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  5,581 5,971
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/27  450 461
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/29  850 882
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 13,748
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  9,628 8,856
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  7,000 5,430
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,535 4,621
85,597
RHODE ISLAND  0.1%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25  415 415
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  450 452
867
SOUTH CAROLINA  1.1%
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  1,645 1,742
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  5,010 5,034
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, Series B-1, VRDN, 5.00%, 11/1/55 (Tender 11/1/30)  2,900 3,057
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/30  1,340 1,392
South Carolina Public Service Auth., Series B, 5.00%, 12/1/28  1,000 1,064
South Carolina Public Service Auth., Series B, 5.00%, 12/1/29  1,000 1,076
South Carolina Public Service Auth., Series B, 5.00%, 12/1/30  1,195 1,301

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Public Service Auth., Series B, 5.00%, 12/1/31  700 767
15,433
SOUTH DAKOTA  0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29  1,000 1,006
1,006
TENNESSEE  1.0%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,570 1,634
Metropolitan Gov't. of Nashville & Davidson County Health &
Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,284
Metropolitan Gov't. of Nashville & Davidson County Health
& Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A,
5.00%, 7/1/28  3,175 3,332
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27 (1) 690 711
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 1,000 1,044
14,005
TEXAS  10.6%
Austin Airport System, 5.00%, 11/15/27 (1) 1,780 1,780
Austin Airport System, Series B, 5.00%, 11/15/28 (1) 2,255 2,361
Austin Airport System, Series B, 5.00%, 11/15/29 (1) 1,200 1,219
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,505 1,508
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,755 1,770
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,138
Board of Regents of the Univ. of Texas System, Series A,
5.00%, 8/15/29  2,500 2,703
Board of Regents of the Univ. of Texas System, Series C,
5.00%, 8/15/31  1,000 1,109
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,636
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,717
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/29  1,250 1,327
Central Texas Turnpike System, Series C, 5.00%, 8/15/31  3,500 3,832
Cypress-Fairbanks Independent School Dist., GO, 5.00%,
2/15/30  7,000 7,622
Cypress-Fairbanks Independent School Dist., Series 2019, GO,
5.00%, 2/15/30  1,750 1,866
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/28  1,000 1,067
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/27  2,000 2,005
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/28  2,000 2,006
Harris County, GO, 5.00%, 9/15/29  1,370 1,483
Harris County, Series A, GO, 5.00%, 9/15/29  1,790 1,938

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  11,705 11,994
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/26)  1,500 1,537
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., Series B, 5.00%, 7/1/31  7,000 7,653
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,127
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
Series A, 5.00%, 10/1/29  3,250 3,482
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  2,440 2,518
Harris County Health Fac. Dev., Methodist Hosp., Series A-1,
VRDN, 3.00%, 12/1/41  200 200
Houston Airport System Revenue, Series A, 5.00%, 7/1/29 (1) 2,130 2,245
Houston Combined Utility System Revenue, Series A, Zero
Coupon, 12/1/25 (3)(4) 6,000 5,902
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/27  2,500 2,625
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/29  1,500 1,624
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 700 700
Mission Economic Dev., Graphic Packaging International,
VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (1) 1,400 1,430
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/26  1,800 1,821
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  1,000 1,034
Permanent Univ. Fund - Texas A&M Univ. System, Series A,
5.00%, 7/1/31  1,775 1,967
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/30  3,135 3,431
Port Beaumont Navigation Dist., 1.875%, 1/1/26 (1)(7) 500 493
Tarrant County Cultural Ed. Fac. Fin., Baylor Health Care
System Project, VRDN, 2.80%, 11/15/50  3,000 3,000
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, VRDN, 5.00%, 11/15/52 (Tender
5/15/26)  3,260 3,301
Texas A&M Univ., Series A, 5.00%, 5/15/27  2,000 2,080
Texas A&M Univ., Series A, 5.00%, 5/15/28  1,000 1,061
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  6,745 6,909
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  2,500 2,520
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  4,285 4,404
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,100 5,352
Texas Transportation Commission, GO, 5.00%, 4/1/28  9,000 9,534

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  6,150 6,352
Texas Water Financial Assistance, Economically Distressed
Areas Program, Series C, GO, 5.00%, 8/1/28  3,345 3,556
142,939
UTAH  1.8%
Intermountain Power Agency, Series A, 5.00%, 7/1/26  2,000 2,023
Intermountain Power Agency, Series A, 5.00%, 7/1/27  2,000 2,071
Intermountain Power Agency, Series A, 5.00%, 7/1/28  3,750 3,948
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/27 (1) 2,030 2,093
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/29 (1) 2,000 2,066
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/26 (1) 2,610 2,652
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (1) 5,080 5,236
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/29 (1) 1,350 1,421
Salt Lake City Airport, Series A, 5.00%, 7/1/29 (1) 2,000 2,105
Vineyard Redev. Agency, 5.00%, 5/1/27 (3) 615 637
24,252
VIRGINIA  5.3%
Arlington County IDA, Park Shirlington Apartments, Series A,
5.00%, 1/1/26  2,325 2,350
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  7,500 8,021
Fairfax County, Series A, GO, 5.00%, 10/1/29  2,930 3,039
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  5,670 5,892
Fairfax County IDA, Inova Health System, 5.00%, 5/15/32  5,000 5,543
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  5,000 5,379
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  1,125 1,161
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/27  3,425 3,605
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/28  3,260 3,494
Loudoun County, Series B, GO, 5.00%, 12/1/26  3,215 3,320
Louisa IDA, Series A, VRDN, 3.65%, 11/1/35 (Tender 10/1/27)  2,975 2,996
Prince William County Service Auth., 5.00%, 7/15/30  500 548
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,108
Virginia HDA, Series A, 3.25%, 9/1/29  820 815
Virginia HDA, Series E, 3.00%, 4/1/29  3,000 2,954
Virginia HDA, Series H, 3.625%, 6/1/29  2,000 1,994
Virginia HDA, Commonwealth Mortgage Bonds, Series F,
VRDN, 3.625%, 7/1/55 (Tender 4/1/26)  2,410 2,410
Virginia Public School Auth.,  School Technology & Security
Notes, Series XIII, 5.00%, 4/15/29  5,000 5,391
Virginia Small Business Fin. Auth., Senior Lien, 4.00%,
1/1/30 (1) 3,250 3,247

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wise County IDA, Virginia Electric & Power, Series A, VRDN,
3.80%, 11/1/40 (Tender 5/28/27)  3,000 3,027
71,294
WASHINGTON  3.4%
Energy Northwest, Series A, 5.00%, 7/1/27  5,120 5,229
Energy Northwest, Series A, 5.00%, 7/1/28  2,940 3,133
Energy Northwest, Series A, 5.00%, 7/1/30  2,000 2,196
Energy Northwest, Series A, 5.00%, 7/1/31  1,100 1,223
Energy Northwest, Project 1 , Series B, 5.00%, 7/1/27  3,500 3,657
Port of Seattle, Series B, 5.00%, 7/1/29 (1) 6,150 6,474
Port of Seattle, Series C, 5.00%, 8/1/28 (1) 3,000 3,129
Washington, Series A-1, GO, 5.00%, 8/1/27 (Prerefunded
8/1/25) (8) 4,130 4,142
Washington, Series C, GO, Zero Coupon, 6/1/28 (9) 2,670 2,429
Washington, Series D, GO, 5.00%, 2/1/32  5,000 5,133
Washington, Series E, GO, 5.00%, 6/1/30  1,385 1,499
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/30 (6)(7) 300 318
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/31 (6)(7) 500 533
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/32 (6)(7) 750 801
Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.00%,
7/1/30  4,975 5,462
45,358
WISCONSIN  0.5%
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  3,500 3,705
Wisconsin Housing & Economic Dev. Auth., Home Ownership
Revenue, Series C, 3.25%, 3/1/28  2,850 2,840
6,545
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 4.38% (10)(11) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities  99.3%
(Cost $1,336,333) $ 1,336,691
Other Assets Less Liabilities 0.7% 9,530
Net Assets 100.0% $ 1,346,221

T. ROWE PRICE Tax-Free Short-Intermediate Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by National Public Finance Guarantee Corporation
(3) Insured by Assured Guaranty Incorporated
(4) Escrowed to maturity
(5) When-issued security
(6) Insured by Build America Mutual Assurance Company
(7) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,527 and represents 1.2% of net assets.
(8) Prerefunded date is used in determining portfolio maturity.
(9) Insured by AMBAC Assurance Corporation
(10) Seven-day yield
(11) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
2/28/25
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 1  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F56-054Q1 05/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,336,690 $ — $ 1,336,690
Short-Term Investments 1 — — 1
Total $ 1 $ 1,336,690 $ — $ 1,336,691